American High-Income Trust®
Investment portfolio
June 30, 2025
unaudited

Bonds, notes & other debt instruments 85.96% Corporate bonds, notes & loans 85.69% Communication services 13.67%	Principal amount (000)	Value (000)
CCO Holdings, LLC 5.50% 5/1/2026 (a)	USD2,094	$2,095
CCO Holdings, LLC 5.125% 5/1/2027 (a)	128	128
CCO Holdings, LLC 5.00% 2/1/2028 (a)	26,032	25,810
CCO Holdings, LLC 5.375% 6/1/2029 (a)	11,126	11,093
CCO Holdings, LLC 6.375% 9/1/2029 (a)	7,900	8,064
CCO Holdings, LLC 4.75% 3/1/2030 (a)	57,682	55,925
CCO Holdings, LLC 4.50% 8/15/2030 (a)	53,204	50,757
CCO Holdings, LLC 4.25% 2/1/2031 (a)	73,951	69,130
CCO Holdings, LLC 7.375% 3/1/2031 (a)	1,690	1,764
CCO Holdings, LLC 4.75% 2/1/2032 (a)	47,548	45,130
CCO Holdings, LLC 4.50% 5/1/2032	77,492	72,212
CCO Holdings, LLC 4.50% 6/1/2033 (a)	64,221	58,740
CCO Holdings, LLC 4.25% 1/15/2034 (a)	95,330	84,921
Charter Communications Operating, LLC 4.80% 3/1/2050	10,713	8,578
Charter Communications Operating, LLC 3.70% 4/1/2051	11,660	7,773
Charter Communications Operating, LLC 3.90% 6/1/2052	23,326	16,022
Charter Communications Operating, LLC 5.25% 4/1/2053	18,558	15,777
Charter Communications Operating, LLC 3.85% 4/1/2061	4,245	2,722
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	26,330	24,902
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	8,000	7,406
Connect Finco SARL 9.00% 9/15/2029 (a)	155,314	156,305
Consolidated Communications, Inc. 5.00% 10/1/2028 (a)	15,350	15,522
Consolidated Communications, Inc. 6.50% 10/1/2028 (a)	2,000	2,041
CSC Holdings, LLC 5.50% 4/15/2027 (a)	14,570	13,923
CSC Holdings, LLC 5.375% 2/1/2028 (a)	2,425	2,222
CSC Holdings, LLC 3.375% 2/15/2031 (a)	1,000	694
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 9.00% 4/15/2027 (b)(c)	8,104	7,911
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.812% 1/18/2028 (b)(c)	38,590	38,098
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	7,000	1,978
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(d)	718	651
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	104,627	104,351
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.541% 8/2/2027 (b)(c)	3,743	3,763
DISH Network Corp. 11.75% 11/15/2027 (a)	298,162	307,583
EchoStar Corp. 10.75% 11/30/2029	160,388	165,336
EchoStar Corp. 6.75% PIK 11/30/2030 (d)	40,076	36,604
Embarq, LLC 7.995% 6/1/2036	112,111	51,473
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	7,775	7,783
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	37,860	37,871
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	88,558	89,778
Frontier Communications Holdings, LLC 5.875% 11/1/2029	45,546	46,036
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	70,618	71,589
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	9,875	10,336
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	5,225	5,556
Gray Media, Inc. 7.00% 5/15/2027 (a)	8,025	8,028
Gray Media, Inc. 10.50% 7/15/2029 (a)	98,000	105,357
American High-Income Trust — Page 1 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Media, Inc. 4.75% 10/15/2030 (a)	USD13,162	$9,970
Gray Media, Inc. 5.375% 11/15/2031 (a)	58,930	44,239
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)	12,000	11,664
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)	29,362	29,358
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	161,213	164,791
Lamar Media Corp. 3.625% 1/15/2031	10,350	9,572
Level 3 Financing, Inc. 3.75% 7/15/2029 (a)	11,500	9,732
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(e)	66,505	22,944
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (b)(d)(f)	13,963	13,963
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (a)	10,235	10,132
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	5,605	5,438
Netflix, Inc. 4.875% 4/15/2028	6,190	6,321
News Corp. 3.875% 5/15/2029 (a)	15,315	14,664
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	34,745	34,686
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	82,876	80,783
OUTFRONT Media Capital, LLC 4.625% 3/15/2030 (a)	60	57
Paramount Global 7.875% 7/30/2030	3,200	3,546
Paramount Global 6.875% 4/30/2036	12,000	12,295
Sinclair Television Group, Inc. 5.125% 2/15/2027 (a)	1,000	963
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	30,385	30,722
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	30,505	29,953
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	23,280	23,097
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	82,755	79,539
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	21,175	21,049
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	79,893	73,715
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	134,998	120,086
Snap, Inc. 6.875% 3/1/2033 (a)	37,005	37,995
Sprint Capital Corp. 6.875% 11/15/2028	6,365	6,835
Sprint Capital Corp. 8.75% 3/15/2032	17,147	20,811
Sprint, LLC 7.625% 3/1/2026	9,450	9,541
Stagwell Global, LLC 5.625% 8/15/2029 (a)	26,430	25,308
TEGNA, Inc. 5.00% 9/15/2029	20,362	19,464
T-Mobile USA, Inc. 3.375% 4/15/2029	15,950	15,358
Univision Communications, Inc. 6.625% 6/1/2027 (a)	88,315	88,155
Univision Communications, Inc. 8.00% 8/15/2028 (a)	55,135	55,996
Univision Communications, Inc. 4.50% 5/1/2029 (a)	103,667	94,355
Univision Communications, Inc. 7.375% 6/30/2030 (a)	56,266	55,338
Univision Communications, Inc. 8.50% 7/31/2031 (a)	33,120	33,187
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.546% 6/24/2029 (b)(c)	1,209	1,213
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	1,000	930
VMED O2 UK Financing I PLC 4.25% 1/31/2031 (a)	23,140	21,214
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	22,920	21,344
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	12,100	10,164
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	10,080	6,791
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	2,000	1,405
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	30,238	28,368
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	21,627	20,228
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	4,050	3,675
X Corp., Term Loan B3, 9.50% 10/26/2029 (b)	9,000	8,762
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)	36,896	36,097
Ziggo BV 4.875% 1/15/2030 (a)	19,750	18,469
		3,364,020
American High-Income Trust — Page 2 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 12.50%	Principal amount (000)	Value (000)
3R Lux SARL 9.75% 2/5/2031 (a)	USD7,395	$7,484
Antero Midstream Partners, LP 5.375% 6/15/2029 (a)	11,250	11,173
Antero Midstream Partners, LP 6.625% 2/1/2032 (a)	925	956
Antero Resources Corp. 5.375% 3/1/2030 (a)	4,600	4,632
APA Corp. 4.75% 4/15/2043 (a)	520	397
Apache Corp. 4.625% 11/15/2025	5,540	5,532
Archrock Partners, LP 6.25% 4/1/2028 (a)	5,720	5,743
Archrock Partners, LP 6.625% 9/1/2032 (a)	10,210	10,409
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (a)	3,830	4,700
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	24,485	24,542
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	12,100	12,323
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	11,660	11,837
Baytex Energy Corp. 8.50% 4/30/2030 (a)	14,465	14,484
Baytex Energy Corp. 7.375% 3/15/2032 (a)	13,885	13,270
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	27,330	27,018
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	2,785	2,908
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	9,465	10,036
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	55,207	50,467
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	23,546	20,845
California Resources Corp. 7.125% 2/1/2026 (a)	3,121	3,136
California Resources Corp. 8.25% 6/15/2029 (a)	11,625	11,942
Cenovus Energy, Inc. 5.375% 7/15/2025	204	204
Cenovus Energy, Inc. 4.25% 4/15/2027	390	389
Cenovus Energy, Inc. 5.25% 6/15/2037	151	143
Cenovus Energy, Inc. 5.40% 6/15/2047	232	206
Cheniere Energy Partners, LP 4.50% 10/1/2029	618	612
Cheniere Energy, Inc. 4.625% 10/15/2028	20,199	20,177
Chord Energy Corp. 6.75% 3/15/2033 (a)	33,530	34,276
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	27,700	28,881
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	10,025	9,906
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	20,620	21,139
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	16,405	16,668
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	54,508	55,182
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	7,180	7,366
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	5,745	5,442
CNX Resources Corp. 6.00% 1/15/2029 (a)	28,863	28,997
CNX Resources Corp. 7.375% 1/15/2031 (a)	18,926	19,756
CNX Resources Corp. 7.25% 3/1/2032 (a)	34,235	35,471
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	6,150	6,168
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	21,285	20,694
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)(g)	49,175	50,085
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	37,186	38,786
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	42,200	41,240
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	36,465	34,889
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	12,230	12,246
Devon Energy Corp. 5.875% 6/15/2028	2,830	2,831
Devon Energy Corp. 4.50% 1/15/2030	10,040	9,942
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	9,515	9,915
DT Midstream, Inc. 4.125% 6/15/2029 (a)	26,695	25,800
DT Midstream, Inc. 4.375% 6/15/2031 (a)	7,241	6,939
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028 (a)	12,614	12,969
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)	28,585	31,591
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	22,800	21,768
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	13,000	12,015
American High-Income Trust — Page 3 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer, LP 6.00% 2/1/2029 (a)	USD1,500	$1,524
Energy Transfer, LP 7.375% 2/1/2031 (a)	377	395
EQT Corp. 4.50% 1/15/2029 (a)	9,292	9,182
EQT Corp. 5.00% 1/15/2029	3,925	3,960
EQT Corp. 4.75% 1/15/2031 (a)	22,156	21,820
EQT Corp. 3.625% 5/15/2031 (a)	6,515	6,044
Expand Energy Corp. 5.75% 3/15/2023 (e)	1,730	7
Expand Energy Corp. 5.875% 2/1/2029 (a)	16,538	16,615
Expand Energy Corp. 6.75% 4/15/2029 (a)	11,685	11,832
Expand Energy Corp. 5.375% 3/15/2030	15,225	15,278
Expand Energy Corp. 4.75% 2/1/2032	2,695	2,622
Expand Energy Corp. 4.875% 4/15/2032 (e)	28,871	115
Genesis Energy, LP 7.75% 2/1/2028	8,635	8,769
Genesis Energy, LP 8.25% 1/15/2029	33,320	34,863
Genesis Energy, LP 8.875% 4/15/2030	25,863	27,481
Genesis Energy, LP 7.875% 5/15/2032	56,140	58,420
Global Partners, LP 6.875% 1/15/2029	2,950	2,997
Global Partners, LP 8.25% 1/15/2032 (a)	9,000	9,472
Global Partners, LP 7.125% 7/1/2033 (a)	6,535	6,631
Harbour Energy PLC 5.50% 10/15/2026 (a)	27,305	27,015
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	27,612	28,102
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	18,210	19,247
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	20,655	20,976
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	11,390	11,318
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	10,285	10,584
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	28,875	27,786
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	11,795	11,855
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	15,685	15,491
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	18,223	17,732
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	22,172	21,465
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	20,585	19,675
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	25,156	26,121
Hilcorp Energy I, LP 7.25% 2/15/2035 (a)	1,000	979
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)	6,155	6,375
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	8,555	8,855
Lealand Finance Co. BV, Term Loan, (3-month USD CME Term SOFR + 1.00%) 3.00% PIK and 5.441% Cash 12/30/2027 (b)(c)(d)	41	18
Matador Resources Co. 6.875% 4/15/2028 (a)	8,675	8,852
Matador Resources Co. 6.50% 4/15/2032 (a)	15,360	15,378
Matador Resources Co. 6.25% 4/15/2033 (a)	17,415	17,330
MEG Energy Corp. 5.875% 2/1/2029 (a)	33,520	33,507
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)	22,796	456
Murphy Oil Corp. 6.375% 7/15/2028	4,682	4,725
Murphy Oil Corp. 6.00% 10/1/2032	12,420	11,854
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	21,480	19,840
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	19,675	19,444
Nabors Industries, Inc. 7.50% 1/15/2028 (a)	1,860	1,661
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	20,550	19,693
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	11,705	8,704
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	27,050	15,034
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (b)(c)	6,128	3,370
NFE Financing, LLC 12.00% 11/15/2029 (a)	395,097	179,700
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,185	1,198
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	24,700	24,794
American High-Income Trust — Page 4 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo, LLC 4.875% 8/15/2027 (a)	USD1,010	$1,005
Noble Finance II, LLC 8.00% 4/15/2030 (a)	41,175	41,961
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	36,125	36,472
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,840	17,375
NuStar Logistics, LP 6.00% 6/1/2026	6,129	6,156
Occidental Petroleum Corp. 5.55% 10/1/2034	903	887
Occidental Petroleum Corp. 6.60% 3/15/2046	13,106	12,929
Occidental Petroleum Corp. 4.20% 3/15/2048	2,543	1,733
Occidental Petroleum Corp. 6.05% 10/1/2054	31,763	29,135
Parkland Corp. 5.875% 7/15/2027 (a)	14,740	14,758
Parkland Corp. 4.625% 5/1/2030 (a)	7,220	6,919
Parkland Corp. 6.625% 8/15/2032 (a)	1,740	1,780
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	1,190	1,218
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	1,375	1,381
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	23,092	25,313
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	17,475	18,127
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	39,061	39,449
Petroleos Mexicanos 6.875% 10/16/2025	6,200	6,197
Petroleos Mexicanos 4.50% 1/23/2026	16,275	16,065
Petroleos Mexicanos 6.875% 8/4/2026	10,610	10,619
Petroleos Mexicanos 6.49% 1/23/2027	5,850	5,824
Petroleos Mexicanos 5.35% 2/12/2028	3,140	3,017
Petroleos Mexicanos 6.50% 1/23/2029	1,150	1,126
Petroleos Mexicanos 8.75% 6/2/2029	15,197	15,754
Petroleos Mexicanos 6.84% 1/23/2030	9,860	9,532
Petroleos Mexicanos 5.95% 1/28/2031	16,630	15,050
Petroleos Mexicanos 6.50% 6/2/2041	253	188
Petroleos Mexicanos 6.375% 1/23/2045	102	72
Petroleos Mexicanos 6.75% 9/21/2047	857	621
Petroleos Mexicanos 6.35% 2/12/2048	150	105
Petroleos Mexicanos 7.69% 1/23/2050	10,546	8,302
Petroleos Mexicanos 6.95% 1/28/2060	10,700	7,696
Range Resources Corp. 8.25% 1/15/2029	8,450	8,706
Range Resources Corp. 4.75% 2/15/2030 (a)	9,970	9,706
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	13,219	13,147
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	17,605	17,944
SM Energy Co. 6.50% 7/15/2028	2,910	2,937
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,610	4,364
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	41,365	42,351
Sunoco, LP 6.00% 4/15/2027	12,591	12,595
Sunoco, LP 5.875% 3/15/2028	4,210	4,224
Sunoco, LP 7.00% 9/15/2028 (a)	34,975	36,111
Sunoco, LP 7.00% 5/1/2029 (a)	6,585	6,862
Sunoco, LP 4.50% 5/15/2029	36,280	35,247
Sunoco, LP 4.50% 4/30/2030	38,700	37,241
Sunoco, LP 7.25% 5/1/2032 (a)	21,760	22,863
Sunoco, LP 6.25% 7/1/2033 (a)	19,925	20,270
Superior Plus, LP 4.50% 3/15/2029 (a)	6,485	6,242
Talos Production, Inc. 9.00% 2/1/2029 (a)	17,465	17,894
Talos Production, Inc. 9.375% 2/1/2031 (a)	30,005	30,658
Targa Resources Partners, LP 6.50% 7/15/2027	4,322	4,325
Targa Resources Partners, LP 6.875% 1/15/2029	18,530	18,902
Targa Resources Partners, LP 5.50% 3/1/2030	6,906	7,010
Targa Resources Partners, LP 4.875% 2/1/2031	13,835	13,731
American High-Income Trust — Page 5 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TGS ASA 8.50% 1/15/2030 (a)	USD17,220	$17,841
Tidewater, Inc. 9.125% 7/15/2030 (a)	7,200	7,413
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	6,001	6,065
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	7,534	7,551
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	25,769	26,195
Transocean, Inc. 8.00% 2/1/2027 (a)	3,515	3,465
Transocean, Inc. 8.25% 5/15/2029 (a)	6,410	5,931
Transocean, Inc. 8.75% 2/15/2030 (a)	13,025	13,405
Transocean, Inc. 8.50% 5/15/2031 (a)	14,590	13,036
Transocean, Inc. 6.80% 3/15/2038	7,850	5,527
USA Compression Partners, LP 6.875% 9/1/2027	4,503	4,515
USA Compression Partners, LP 7.125% 3/15/2029 (a)	9,195	9,430
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	28,325	26,725
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	5,504	5,681
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	46,065	42,671
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	23,430	20,508
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	21,350	22,080
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	8,775	9,565
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	17,695	17,904
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	27,575	28,660
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	11,994	12,961
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(h)	10,000	9,731
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	28,180	30,195
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	45,340	45,340
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	25,975	28,139
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	45,420	45,420
Vital Energy, Inc. 7.875% 4/15/2032 (a)	8,350	7,146
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	82,236	84,817
Western Midstream Operating, LP 4.50% 3/1/2028	340	338
Western Midstream Operating, LP 5.25% 2/1/2050	5,500	4,631
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	9,530	9,491
		3,076,161
Financials 8.85%
AG Issuer, LLC 6.25% 3/1/2028 (a)	37,301	37,331
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)	10,928	11,324
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.574% 5/15/2032 (b)(c)	7,000	7,027
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (b)(c)	30,965	31,617
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	7,920	7,780
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	34,600	34,651
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	7,130	7,253
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	32,255	31,819
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	14,420	14,927
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	23,144	23,603
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	53,160	54,865
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	7,835	7,991
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	34,762	33,804
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	24,835	25,983
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	43,265	45,562
Aretec Group, Inc. 7.50% 4/1/2029 (a)	68,455	69,351
Aretec Group, Inc. 10.00% 8/15/2030 (a)	18,500	20,353
American High-Income Trust — Page 6 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
AssuredPartners, Inc. 5.625% 1/15/2029 (a)	USD4,895	$4,885
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)	10,768	10,808
Blackstone Private Credit Fund 6.00% 11/22/2034	19,315	18,898
Block, Inc. 2.75% 6/1/2026	32,650	31,987
Block, Inc. 3.50% 6/1/2031	54,415	49,955
Block, Inc. 6.50% 5/15/2032	41,280	42,617
Blue Owl Capital Corp. 3.40% 7/15/2026	5,685	5,595
Blue Owl Capital Corp. 2.625% 1/15/2027	400	386
Blue Owl Capital Corp. 3.125% 4/13/2027	11,350	10,964
Blue Owl Capital Corp. 2.875% 6/11/2028	1,750	1,631
Blue Owl Credit Income Corp. 4.70% 2/8/2027	20,625	20,504
Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,315	8,556
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	40,795	43,333
Brown & Brown, Inc. 5.25% 6/23/2032	389	397
Brown & Brown, Inc. 5.55% 6/23/2035	584	596
Brown & Brown, Inc. 6.25% 6/23/2055	693	715
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	82,661	77,559
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	57,632	51,361
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	88,221	79,262
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	19,455	16,477
Hightower Holding, LLC 6.75% 4/15/2029 (a)	26,340	26,273
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,400	4,688
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	17,230	17,856
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	7,275	7,602
HUB International, Ltd. 5.625% 12/1/2029 (a)	7,735	7,742
HUB International, Ltd. 7.25% 6/15/2030 (a)	18,774	19,633
HUB International, Ltd. 7.375% 1/31/2032 (a)	19,600	20,520
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)	6,211	6,235
Intercontinental Exchange, Inc. 3.625% 9/1/2028	8,470	8,297
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	31,600	30,347
Jane Street Group, LLC 6.75% 5/1/2033 (a)	26,420	27,182
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	20,410	21,164
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030) (h)	3,100	2,867
LPL Holdings, Inc. 4.625% 11/15/2027 (a)	8,085	8,072
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	6,610	6,423
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	12,700	12,157
MPT Finance Corp. 7.00% 2/15/2032	EUR17,250	20,848
MSCI, Inc. 4.00% 11/15/2029 (a)	USD316	306
MSCI, Inc. 3.625% 9/1/2030 (a)	742	696
MSCI, Inc. 3.875% 2/15/2031 (a)	23,300	21,987
MSCI, Inc. 3.625% 11/1/2031 (a)	7,125	6,570
MSCI, Inc. 3.25% 8/15/2033 (a)	6,000	5,262
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (a)	8,315	8,642
Navient Corp. 6.75% 6/15/2026	9,100	9,216
Navient Corp. 5.00% 3/15/2027	39,277	39,145
Navient Corp. 4.875% 3/15/2028	10,570	10,430
Navient Corp. 5.50% 3/15/2029	86,526	84,802
Navient Corp. 9.375% 7/25/2030	33,134	36,573
Navient Corp. 11.50% 3/15/2031	51,335	58,202
Navient Corp. 7.875% 6/15/2032	30,340	31,591
Navient Corp. 5.625% 8/1/2033	54,572	50,227
OneMain Finance Corp. 7.125% 3/15/2026	6,311	6,408
OneMain Finance Corp. 3.875% 9/15/2028	3,870	3,714
OneMain Finance Corp. 9.00% 1/15/2029	2,530	2,655
American High-Income Trust — Page 7 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
OneMain Finance Corp. 6.625% 5/15/2029	USD22,000	$22,623
OneMain Finance Corp. 5.375% 11/15/2029	22,500	22,148
OneMain Finance Corp. 7.875% 3/15/2030	20,010	21,276
OneMain Finance Corp. 4.00% 9/15/2030	6,000	5,541
OneMain Finance Corp. 7.50% 5/15/2031	3,110	3,252
OneMain Finance Corp. 7.125% 11/15/2031	34,815	36,247
OneMain Finance Corp. 7.125% 9/15/2032	29,645	30,728
Osaic Financial Services, Inc. 6.50% 11/30/2027	80	1,685
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)	85,774	86,035
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.827% 8/17/2028 (b)(c)	10,404	10,443
Owl Rock Capital Corp. 3.75% 7/22/2025	1,000	999
Oxford Finance, LLC 6.375% 2/1/2027 (a)	31,875	32,073
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	16,400	17,046
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	10,815	11,065
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	12,725	13,059
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	6,025	6,036
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	9,410	9,184
Rocket Mortgage, LLC 3.625% 3/1/2029 (a)	6,605	6,281
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	14,350	13,897
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	20,285	20,458
SLM Corp. 6.50% 1/31/2030	16,510	17,342
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	18,170	18,013
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	12,280	12,932
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	12,900	13,333
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	9,490	9,822
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)	64,378	65,303
USI, Inc. 7.50% 1/15/2032 (a)	6,945	7,337
Voyager Parent, LLC 9.25% 7/1/2032 (a)	80,255	83,550
WEX, Inc. 6.50% 3/15/2033 (a)	13,025	13,149
		2,176,916
Consumer discretionary 8.69%
Advance Auto Parts, Inc. 5.95% 3/9/2028	26,298	26,922
Advance Auto Parts, Inc. 3.90% 4/15/2030	33,767	31,665
Advance Auto Parts, Inc. 3.50% 3/15/2032	28,206	24,719
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(f)(g)	13,567	13,567
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(d)(f)(g)	12,417	12,417
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	12,030	11,685
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	47,280	46,026
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	33,830	34,321
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	11,565	12,092
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	43,377	45,289
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	24,710	23,876
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	12,930	12,311
Bath & Body Works, Inc. 6.875% 11/1/2035	32,943	34,212
Bath & Body Works, Inc. 6.75% 7/1/2036	20,530	20,899
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (b)(c)	14,347	14,427
Boyd Gaming Corp. 4.75% 12/1/2027	8,389	8,343
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	14,975	14,362
Boyne USA, Inc. 4.75% 5/15/2029 (a)	12,285	11,928
Caesars Entertainment, Inc. 8.125% 7/1/2027 (a)	3,891	3,895
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	28,715	27,428
American High-Income Trust — Page 8 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	USD50,390	$52,214
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	52,487	53,891
Carnival Corp. 5.75% 3/1/2027 (a)	14,250	14,377
Carnival Corp. 4.00% 8/1/2028 (a)	18,085	17,712
Carnival Corp. 6.00% 5/1/2029 (a)	11,137	11,260
Carnival Corp. 7.00% 8/15/2029 (a)	10,030	10,572
Carnival Corp. 6.125% 2/15/2033 (a)	90,995	93,159
Clarios Global, LP 8.50% 5/15/2027 (a)	6,825	6,868
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	33,855	36,120
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	37,240	35,692
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	57,123	52,759
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	23,135	21,764
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	5,645	5,654
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (b)(c)	1,671	1,674
Ford Motor Co. 3.25% 2/12/2032	12,250	10,333
Ford Motor Credit Co., LLC 3.375% 11/13/2025	11,000	10,928
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,690	1,756
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,663	1,680
Ford Motor Credit Co., LLC 5.80% 3/8/2029	1,760	1,764
Ford Motor Credit Co., LLC 5.875% 11/7/2029	5,475	5,493
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,060	4,274
Ford Motor Credit Co., LLC 4.00% 11/13/2030	10,945	9,996
Ford Motor Credit Co., LLC 6.532% 3/19/2032	13,540	13,755
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,225	3,349
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (a)	1,255	1,259
Gap, Inc. 3.625% 10/1/2029 (a)	3,225	2,999
Gap, Inc. 3.875% 10/1/2031 (a)	2,148	1,931
General Motors Financial Co., Inc. 5.90% 1/7/2035	12,850	12,926
Genting New York, LLC 7.25% 10/1/2029 (a)	28,940	30,047
Global Auto Holdings PLC 11.50% 8/15/2029 (a)	12,970	12,704
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	43,396	42,507
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	54,567	57,826
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)	26,178	26,260
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,287	8,255
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	20,465	19,254
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	10,880	10,472
Hyatt Hotels Corp. 5.75% 3/30/2032	6,572	6,750
International Game Technology PLC 4.125% 4/15/2026 (a)	6,110	6,110
International Game Technology PLC 5.25% 1/15/2029 (a)	34,522	34,234
KB Home 6.875% 6/15/2027	6,170	6,360
KB Home 7.25% 7/15/2030	6,770	7,013
Kohl’s Corp. 5.125% 5/1/2031 (h)	2,220	1,605
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	6,770	6,369
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	74,054	72,075
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	40,135	42,704
Levi Strauss & Co. 3.50% 3/1/2031 (a)	23,585	21,605
Light and Wonder International, Inc. 7.00% 5/15/2028 (a)	16,357	16,415
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,800	8,041
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	6,245	6,539
Lindblad Expeditions, LLC 6.75% 2/15/2027 (a)	4,075	4,102
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	29,794	28,438
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	17,130	16,300
M.D.C. Holdings, Inc. 6.00% 1/15/2043	16,252	14,717
Macy’s Retail Holdings, LLC 5.875% 4/1/2029 (a)	1,810	1,793
American High-Income Trust — Page 9 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	USD1,230	$1,174
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	1,500	1,469
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	10,220	9,822
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (a)	8,910	8,727
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (b)(f)	1,739	664
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (b)(f)(h)	3,042	1,162
MGM Resorts International 5.50% 4/15/2027	5,707	5,741
NCL Corp., Ltd. 5.875% 2/15/2027 (a)	12,465	12,526
Newell Brands, Inc. 8.50% 6/1/2028 (a)	14,415	15,175
Newell Brands, Inc. 6.625% 9/15/2029	9,500	9,422
Newell Brands, Inc. 6.375% 5/15/2030	19,060	18,590
Newell Brands, Inc. 6.625% 5/15/2032	10,575	10,115
Newell Brands, Inc. 6.875% 4/1/2036	8,625	8,279
Newell Brands, Inc. 7.00% 4/1/2046	4,050	3,466
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026 (a)	2,680	2,558
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (a)	1,600	1,591
Party City Holdings, Inc. 0% 10/12/2028 (f)(g)(i)	9,100	— (j)
Party City Holdings, Inc. 0% 10/12/2028 (f)(g)(i)	5,000	— (j)
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(d)(e)(f)(g)	50,308	5,031
Penske Automotive Group, Inc. 3.75% 6/15/2029	6,325	6,005
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.807% 3/3/2028 (b)(c)	22,825	21,113
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	8,782	9,096
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	15,140	14,809
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	18,230	18,765
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (a)	4,000	3,982
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (a)	3,580	3,603
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	23,325	23,630
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032 (a)	13,620	14,008
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (a)	12,375	12,621
Sally Holdings, LLC 6.75% 3/1/2032	58,917	60,536
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	17,270	16,657
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.285% 4/4/2029 (b)(c)	31,348	31,344
Service Corp. International 4.625% 12/15/2027	9,870	9,816
Service Corp. International 5.125% 6/1/2029	1,820	1,817
Service Corp. International 3.375% 8/15/2030	4,675	4,300
Service Corp. International 4.00% 5/15/2031	10,150	9,504
Service Corp. International 5.75% 10/15/2032	8,410	8,506
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	5,255	5,030
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	38,415	37,300
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	63,209	60,118
Station Casinos LLC 4.50% 2/15/2028 (a)	1,100	1,079
Station Casinos, LLC 6.625% 3/15/2032 (a)	8,130	8,318
Travel + Leisure Co. 4.50% 12/1/2029 (a)	24,455	23,651
Travel + Leisure Co. 4.625% 3/1/2030 (a)	4,780	4,586
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	53,090	51,927
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	7,755	7,784
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	13,295	13,745
Valvoline, Inc. 3.625% 6/15/2031 (a)	13,085	11,859
Voyager Parent, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 9.083% 5/10/2032 (b)(c)	9,875	9,784
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	570	600
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)	13,300	13,262
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	11,825	11,575
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	9,225	9,165
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	10,396	11,093
American High-Income Trust — Page 10 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	USD31,500	$31,722
ZF North America Capital, Inc. 7.125% 4/14/2030 (a)	4,500	4,405
		2,137,665
Health care 8.06%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	43,915	44,332
AdaptHealth, LLC 6.125% 8/1/2028 (a)	8,480	8,501
AdaptHealth, LLC 4.625% 8/1/2029 (a)	23,470	22,139
AdaptHealth, LLC 5.125% 3/1/2030 (a)	33,045	31,429
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	22,375	22,044
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	47,034	46,219
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	12,375	11,726
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	1,750	1,829
Bausch + Lomb Corp., Term Loan B, (USD-SOFR + 4.25%) 8.564% 12/18/2030 (b)(c)	9,460	9,483
Bausch Health Americas, Inc. 9.25% 4/1/2026 (a)	19,275	19,243
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	29,942	28,539
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	5,310	4,377
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	14,700	12,412
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	12,950	12,830
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	22,142	14,040
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	50,928	30,088
Biocon Biologics Global PLC 6.67% 10/9/2029	1,800	1,711
Centene Corp. 4.25% 12/15/2027	1,810	1,784
Centene Corp. 4.625% 12/15/2029	14,718	14,325
Centene Corp. 3.375% 2/15/2030	200	184
Centene Corp. 3.00% 10/15/2030	7,575	6,773
Centene Corp. 2.50% 3/1/2031	20,325	17,513
Centene Corp. 2.625% 8/1/2031	12,700	10,890
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	4,848	4,707
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (a)	9,670	9,085
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	40,955	40,366
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	19,850	19,109
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	40,115	35,610
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	21,500	18,398
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	4,440	4,711
CVS Health Corp., junior subordinated, 6.75% 12/10/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.516% on 12/10/2034) (h)	5,000	5,023
DaVita, Inc. 4.625% 6/1/2030 (a)	24,552	23,540
DaVita, Inc. 3.75% 2/15/2031 (a)	21,480	19,551
DaVita, Inc. 6.875% 9/1/2032 (a)	54,476	56,481
DaVita, Inc. 6.75% 7/15/2033 (a)	49,870	51,527
Encompass Health Corp. 4.50% 2/1/2028	7,054	6,995
Encompass Health Corp. 4.75% 2/1/2030	3,841	3,795
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	54,680	57,950
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)	40,231	40,250
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	795	721
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.077% 7/1/2030 (b)(c)	1,139	1,017
Grifols SA 3.875% 10/15/2028	EUR7,750	8,756
Grifols SA 4.75% 10/15/2028 (a)	USD47,400	45,597
Grifols SA 7.50% 5/1/2030	EUR25,775	31,837
HCA, Inc. 4.50% 2/15/2027	USD71	71
HCA, Inc. 5.625% 9/1/2028	8,064	8,304
HCA, Inc. 3.50% 9/1/2030	3,940	3,727
HCA, Inc. 7.50% 11/15/2095	5,000	5,446
American High-Income Trust — Page 11 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Insulet Corp. 6.50% 4/1/2033 (a)	USD8,177	$8,531
IQVIA, Inc. 5.00% 10/15/2026 (a)	18,749	18,742
IQVIA, Inc. 6.50% 5/15/2030 (a)	15,500	15,991
IQVIA, Inc. 6.25% 6/1/2032 (a)	29,585	30,398
Jazz Securities DAC 4.375% 1/15/2029 (a)	16,210	15,669
Mallinckrodt International Finance SA 14.75% 11/14/2028 (a)	3,018	3,127
Medline Borrower, LP 3.875% 4/1/2029 (a)	18,275	17,543
Medline Borrower, LP 6.25% 4/1/2029 (a)	51,473	52,942
Medline Borrower, LP 5.25% 10/1/2029 (a)	37,240	36,977
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (b)(c)	10,076	10,088
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	21,845	21,367
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	47,455	44,169
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	57,925	52,764
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	34,160	34,793
Option Care Health, Inc. 4.375% 10/31/2029 (a)	4,125	3,973
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	42,306	37,960
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	116,725	109,754
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	9,740	9,840
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	55,098	54,203
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	71,230	71,485
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (b)(c)(d)	40,273	40,187
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.296% 9/27/2030 (b)(c)	7,480	7,414
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	11,495	11,974
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	13,785	14,064
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 3/2/2027 (b)(c)	1,026	1,022
Tenet Healthcare Corp. 6.25% 2/1/2027	4,570	4,573
Tenet Healthcare Corp. 5.125% 11/1/2027	6,670	6,664
Tenet Healthcare Corp. 4.625% 6/15/2028	12,685	12,535
Tenet Healthcare Corp. 6.125% 10/1/2028	8,930	8,948
Tenet Healthcare Corp. 4.25% 6/1/2029	35,249	34,212
Tenet Healthcare Corp. 4.375% 1/15/2030	15,750	15,258
Tenet Healthcare Corp. 6.75% 5/15/2031	27,065	28,019
Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	2,152
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,863	5,753
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,410	8,406
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	18,740	19,474
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	139,186	140,092
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	16,753
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	24,032	27,243
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	19,740	20,176
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	24,137	17,385
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	14,990	15,268
		1,982,873
Materials 7.90%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	19,091	20,303
ArcelorMittal SA 4.25% 7/16/2029	940	929
ArcelorMittal SA 7.00% 10/15/2039	10,104	11,202
ArcelorMittal SA 6.75% 3/1/2041	16,873	17,800
ARD Finance SA 7.25% PIK 6/30/2027 (a)(d)	9,128	434
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	15,000	13,707
Avient Corp. 7.125% 8/1/2030 (a)	6,750	6,967
Avient Corp. 6.25% 11/1/2031 (a)	5,495	5,550
American High-Income Trust — Page 12 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	USD5,995	$6,328
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	6,495	6,460
Ball Corp. 6.875% 3/15/2028	11,915	12,201
Ball Corp. 6.00% 6/15/2029	7,100	7,288
Ball Corp. 2.875% 8/15/2030	3,250	2,932
Ball Corp. 3.125% 9/15/2031	33,780	30,336
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	39,769	37,282
Capstone Copper Corp. 6.75% 3/31/2033 (a)	5,775	5,917
Celanese US Holdings, LLC 6.415% 7/15/2027	1,120	1,161
Celanese US Holdings, LLC 6.50% 4/15/2030	8,040	8,235
Celanese US Holdings, LLC 7.05% 11/15/2030	6,425	6,767
Celanese US Holdings, LLC 6.75% 4/15/2033	33,445	33,819
Celanese US Holdings, LLC 7.20% 11/15/2033	1,690	1,795
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	3,853	3,857
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	46,730	46,722
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	56,668	52,093
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	57,122	56,290
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	22,369	21,658
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	42,269	36,198
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	48,060	46,392
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	34,683	32,738
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	6,155	5,783
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	10,513	10,215
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	19,525	16,836
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	70,555	69,291
Crown Cork & Seal Co., Inc. 7.375% 12/15/2026	2,000	2,079
CSN Islands XI Corp. 6.75% 1/28/2028 (a)	2,820	2,668
CVR Partners, LP 6.125% 6/15/2028 (a)	15,385	15,421
Element Solutions, Inc. 3.875% 9/1/2028 (a)	8,300	8,055
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)	40,759	40,845
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	122,425	130,088
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)	15,050	15,455
Freeport-McMoRan, Inc. 4.25% 3/1/2030	303	297
Freeport-McMoRan, Inc. 5.40% 11/14/2034	4,288	4,358
Freeport-McMoRan, Inc. 5.45% 3/15/2043	7,843	7,417
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	198,104	174,559
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	140,826	124,666
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.583% 11/4/2031 (b)(c)	10,826	10,650
INEOS Finance PLC 6.75% 5/15/2028 (a)	10,200	10,140
INEOS Finance PLC 7.50% 4/15/2029 (a)	6,210	6,231
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	12,520	12,637
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	19,785	20,126
Kaiser Aluminum Corp. 4.625% 3/1/2028 (a)	12,698	12,432
LABL, Inc. 10.50% 7/15/2027 (a)	6,375	6,105
LSB Industries, Inc. 6.25% 10/15/2028 (a)	2,735	2,717
Magnera Corp. 4.75% 11/15/2029 (a)	20,000	17,693
Magnera Corp. 7.25% 11/15/2031 (a)	13,000	12,269
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (a)	13,505	13,527
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027 (a)	10,000	9,937
Methanex Corp. 5.125% 10/15/2027	52,210	52,068
Methanex Corp. 5.25% 12/15/2029	18,118	17,911
Methanex Corp. 5.65% 12/1/2044	9,445	7,513
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	16,510	16,473
Minera Mexico SA de CV, 5.625% 2/12/2032 (a)	2,205	2,245
American High-Income Trust — Page 13 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	USD14,463	$14,466
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	46,057	46,305
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	44,527	45,625
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	16,429	16,361
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	24,402	24,290
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	5,030	5,319
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	34,367	33,075
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	30,560	33,042
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	16,170	16,953
Novelis Corp. 3.25% 11/15/2026 (a)	6,750	6,646
Novelis Corp. 3.875% 8/15/2031 (a)	7,345	6,606
Olin Corp. 5.625% 8/1/2029	5,700	5,660
Olin Corp. 5.00% 2/1/2030	3,365	3,249
Olin Corp. 6.625% 4/1/2033 (a)	1,810	1,784
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	20,405	20,996
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	26,310	27,164
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)	4,170	4,169
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (a)(d)(h)	28,246	27,785
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(h)	11,245	11,062
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	41,413	40,374
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	16,950	16,586
Sealed Air Corp. 4.00% 12/1/2027 (a)	7,559	7,383
Sealed Air Corp. 6.125% 2/1/2028 (a)	14,160	14,376
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	9,500	10,089
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	15,120	16,001
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	22,395	24,023
Tronox, Inc. 4.625% 3/15/2029 (a)	14,155	12,227
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(c)(d)(f)	11,288	6,209
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 7/16/2026 (b)(c)(d)(f)	11,350	6,242
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/12/2028 (b)(c)(d)(f)	18,681	10,275
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.296% 11/30/2030 (b)(c)	4,756	4,778
Veritiv Operating Co. 10.50% 11/30/2030 (a)	17,595	19,068
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	13,925	14,219
		1,944,475
Information technology 7.12%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	30,950	31,761
ams-OSRAM AG 12.25% 3/30/2029 (a)	25,200	26,910
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	952	924
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	5,633	5,416
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	43,055	43,484
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	115,658	119,990
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	43,685	46,531
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (b)(c)	32,789	32,847
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	57,230	55,791
CommScope, LLC 8.25% 3/1/2027 (a)	31,179	31,083
CommScope, LLC 7.125% 7/1/2028 (a)	24,218	23,819
CommScope, LLC 4.75% 9/1/2029 (a)	760	743
CommScope, LLC 9.50% 12/15/2031 (a)	15,400	16,138
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)	16,540	16,769
CoreWeave, Inc. 9.25% 6/1/2030 (a)	10,600	10,846
American High-Income Trust — Page 14 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)(g)	USD144,735	$153,910
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	9,555	9,796
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)	7,525	7,694
Fair Isaac Corp. 4.00% 6/15/2028 (a)	51,789	50,448
Fair Isaac Corp. 6.00% 5/15/2033 (a)	75,860	76,745
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(k)	74,049	74,605
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(k)	1,544	1,555
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	9,875	10,358
Gartner, Inc. 4.50% 7/1/2028 (a)	14,075	13,938
Gartner, Inc. 3.75% 10/1/2030 (a)	3,000	2,809
Gen Digital, Inc. 6.25% 4/1/2033 (a)	17,350	17,859
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	92,625	95,359
Hughes Satellite Systems Corp. 5.25% 8/1/2026	82,408	73,421
Hughes Satellite Systems Corp. 6.625% 8/1/2026	67,028	47,787
Imola Merger Corp. 4.75% 5/15/2029 (a)	5,000	4,831
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	63,196	65,218
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 3/20/2032 (b)(c)	14,838	14,917
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)	21,425	21,492
McAfee Corp. 7.375% 2/15/2030 (a)	6,000	5,672
NCR Atleos Corp. 9.50% 4/1/2029 (a)	44,430	48,701
NCR Voyix Corp. 5.125% 4/15/2029 (a)	6,845	6,748
Open Text Corp. 3.875% 2/15/2028 (a)	14,045	13,634
Open Text Corp. 3.875% 12/1/2029 (a)	8,075	7,614
Shift4 Payments, LLC, 6.75% 8/15/2032 (a)	32,895	34,184
Synaptics, Inc. 4.00% 6/15/2029 (a)	5,225	4,966
UKG, Inc. 6.875% 2/1/2031 (a)	33,250	34,520
Unisys Corp. 10.625% 1/15/2031 (a)	47,972	49,455
Viasat, Inc. 5.625% 4/15/2027 (a)	136,383	135,935
Viasat, Inc. 6.50% 7/15/2028 (a)	34,211	32,363
Viasat, Inc. 7.50% 5/30/2031 (a)	59,723	51,793
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	3,750	3,508
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(h)(k)	61,387	62,097
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(h)(k)	17,092	17,290
X.Ai Corp. 12.50% 6/30/2030	11,825	11,825
Xerox Holdings Corp. 5.50% 8/15/2028 (a)	28,150	21,545
Xerox Holdings Corp. 8.875% 11/30/2029 (a)	6,699	5,065
Ziff Davis, Inc. 4.625% 10/15/2030 (a)	339	317
		1,753,026
Real estate 6.94%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	45,285	39,769
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	40,330	33,089
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	10,475	9,796
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	17,857	17,820
Brookfield Property REIT, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.56% 5/30/2030 (b)(c)	6,575	6,577
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	9,925	10,355
Forestar Group, Inc. 5.00% 3/1/2028 (a)	2,905	2,862
Forestar Group, Inc. 6.50% 3/15/2033 (a)	47,035	47,425
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	30,122	29,919
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	48,118	45,858
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	92,487	85,413
Iron Mountain, Inc. 4.875% 9/15/2027 (a)	15,835	15,756
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	24,088	23,999
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	9,252	9,186
American High-Income Trust — Page 15 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	USD4,250	$4,402
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	63,755	62,929
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	37,685	35,934
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	5,270	5,231
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	9,545	9,821
Kennedy-Wilson, Inc. 4.75% 3/1/2029	45,431	42,618
Kennedy-Wilson, Inc. 4.75% 2/1/2030	60,830	55,769
Kennedy-Wilson, Inc. 5.00% 3/1/2031	54,820	49,458
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025 (a)	7,414	7,416
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (a)	24,411	24,082
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	9,063	8,831
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	968	975
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	14,220	14,879
MPT Operating Partnership, LP 0.993% 10/15/2026	EUR6,200	6,779
MPT Operating Partnership, LP 5.00% 10/15/2027	USD237,403	219,486
MPT Operating Partnership, LP 4.625% 8/1/2029	4,860	3,834
MPT Operating Partnership, LP 3.50% 3/15/2031	28,833	20,412
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	115,979	121,472
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	4,200	4,197
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	16,445	15,944
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	17,445	17,952
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	15,850	15,946
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	1,080	1,070
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	6,620	6,182
SBA Communications Corp. 3.125% 2/1/2029	4,579	4,329
Service Properties Trust 5.25% 2/15/2026	2,545	2,535
Service Properties Trust 4.75% 10/1/2026	37,067	36,580
Service Properties Trust 4.95% 2/15/2027	45,577	45,015
Service Properties Trust 5.50% 12/15/2027	15,705	15,570
Service Properties Trust 3.95% 1/15/2028	68,830	63,633
Service Properties Trust 8.375% 6/15/2029	64,101	66,719
Service Properties Trust 4.95% 10/1/2029	106,258	92,821
Service Properties Trust 4.375% 2/15/2030	89,557	75,394
Service Properties Trust 8.625% 11/15/2031 (a)	97,995	105,271
Service Properties Trust 8.875% 6/15/2032	34,426	35,427
VICI Properties, LP 4.25% 12/1/2026 (a)	9,323	9,269
VICI Properties, LP 3.75% 2/15/2027 (a)	243	239
VICI Properties, LP 3.875% 2/15/2029 (a)	17,890	17,317
VICI Properties, LP 4.625% 12/1/2029 (a)	1,657	1,629
VICI Properties, LP 4.125% 8/15/2030 (a)	2,233	2,144
		1,707,335
Industrials 6.55%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (a)	1,753	1,750
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	5,701	5,912
ADT Security Corp. 4.125% 8/1/2029 (a)	4,815	4,656
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	27,575	28,210
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	25,505	23,393
Ambipar Lux SARL 9.875% 2/6/2031 (a)	4,934	4,667
Ambipar Lux SARL 10.875% 2/5/2033 (a)	5,029	4,765
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	22,960	23,646
American Airlines, Inc. 8.50% 5/15/2029 (a)	8,960	9,400
Aramark Services, Inc. 5.00% 2/1/2028 (a)	18,695	18,638
ATI, Inc. 4.875% 10/1/2029	13,720	13,449
American High-Income Trust — Page 16 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
ATI, Inc. 7.25% 8/15/2030	USD9,430	$9,890
ATI, Inc. 5.125% 10/1/2031	20,940	20,484
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	16,388	16,258
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,000	971
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	16,495	15,912
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	10,150	10,609
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	3,745	3,882
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	1,534	1,531
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027 (a)	36,710	34,911
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	22,670	23,370
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	31,145	32,147
Beach Acquisition Bidco, LLC, 10.75% PIK or 10.00% Cash 7/15/2033 (a)(d)	15,000	15,585
Boeing Co. (The) 3.60% 5/1/2034	4,622	4,076
Boeing Co. (The) 6.528% 5/1/2034	13,329	14,491
Boeing Co. (The) 5.805% 5/1/2050	335	322
Boeing Co. (The) 6.858% 5/1/2054	3,508	3,844
Boeing Co. (The) 7.008% 5/1/2064	4,000	4,398
Bombardier, Inc. 7.125% 6/15/2026 (a)	618	620
Bombardier, Inc. 7.45% 5/1/2034 (a)	1,850	2,016
Brink’s Co. (The) 4.625% 10/15/2027 (a)	10,371	10,312
Brink’s Co. (The) 6.50% 6/15/2029 (a)	3,870	3,992
Brink’s Co. (The) 6.75% 6/15/2032 (a)	4,075	4,247
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	8,235	8,040
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	3,470	3,348
Chart Industries, Inc. 7.50% 1/1/2030 (a)	10,389	10,890
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	17,370	16,663
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	15,510	14,620
Clean Harbors, Inc. 4.875% 7/15/2027 (a)	12,014	11,964
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	6,822	6,994
CoreLogic, Inc. 4.50% 5/1/2028 (a)	63,627	60,748
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.941% 6/2/2028 (b)(c)	5,931	5,858
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.941% 6/4/2029 (b)(c)	22,275	21,676
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)	18,492	18,954
Enviri Corp. 5.75% 7/31/2027 (a)	27,400	27,066
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	65,995	69,802
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	10,665	11,347
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	1,000	1,048
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (a)	16,925	16,845
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	1,100	1,168
Garda World Security Corp. 8.375% 11/15/2032 (a)	43,865	45,096
Herc Holdings, Inc. 5.50% 7/15/2027 (a)	5,200	5,205
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	10,590	10,874
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	21,840	22,822
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	27,300	28,623
Hertz Corp. (The) 4.625% 12/1/2026 (a)	16,320	14,638
Howmet Aerospace, Inc. 5.95% 2/1/2037	3,000	3,188
Icahn Enterprises, LP 6.25% 5/15/2026	21,071	20,938
Icahn Enterprises, LP 5.25% 5/15/2027	86,618	84,001
Icahn Enterprises, LP 9.75% 1/15/2029	24,232	23,570
Icahn Enterprises, LP 4.375% 2/1/2029	20,865	17,557
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	2,040	2,022
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	20,040	20,165
Mileage Plus Holdings, LLC 6.50% 6/20/2027 (a)	22,208	22,251
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	6,789	6,967
American High-Income Trust — Page 17 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Moog, Inc. 4.25% 12/9/2027 (a)	USD8,465	$8,285
Mueller Water Products, Inc. 4.00% 6/15/2029 (a)	5,115	4,914
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	25,425	24,787
OneSky Flight, LLC 8.875% 12/15/2029 (a)	8,720	9,087
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)	28,517	25,207
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	11,500	11,618
PM General Purchaser, LLC 9.50% 10/1/2028 (a)	3,997	2,776
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (a)	8,100	7,853
Prime Security Services Borrower, LLC 6.25% 1/15/2028 (a)	11,833	11,862
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	42,730	44,127
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.296% 4/30/2032 (b)(c)	4,533	4,570
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,304	1,339
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	9,038	9,513
Reworld Holding Corp. 4.875% 12/1/2029 (a)	21,238	20,221
Reworld Holding Corp. 5.00% 9/1/2030	28,240	26,752
Roller Bearing Company of America, Inc. 4.375% 10/15/2029 (a)	2,005	1,944
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	65,475	68,569
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,225	3,070
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	15,230	13,897
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	9,000	9,025
Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,462	1,438
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (a)	4,359	4,630
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	1,685	1,860
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	10,000	10,253
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	3,200	3,200
Titan International, Inc. 7.00% 4/30/2028	11,500	11,555
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (a)	13,400	13,400
TransDigm, Inc. 6.75% 8/15/2028 (a)	8,945	9,145
TransDigm, Inc. 6.375% 3/1/2029 (a)	25,230	25,916
TransDigm, Inc. 6.875% 12/15/2030 (a)	7,315	7,595
TransDigm, Inc. 6.625% 3/1/2032 (a)	33,875	35,116
TransDigm, Inc. 6.00% 1/15/2033 (a)	10,000	10,061
TransDigm, Inc. 6.375% 5/31/2033 (a)	9,900	9,934
Uber Technologies, Inc. 7.50% 9/15/2027 (a)	8,994	9,080
Uber Technologies, Inc. 6.25% 1/15/2028 (a)	17,200	17,293
Uber Technologies, Inc. 4.50% 8/15/2029 (a)	7,050	7,013
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	1,759	1,803
United Rentals (North America), Inc. 5.25% 1/15/2030	5,484	5,502
United Rentals (North America), Inc. 3.875% 2/15/2031	14,145	13,311
United Rentals (North America), Inc. 3.75% 1/15/2032	11,090	10,195
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	6,840	7,054
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	5,505	5,729
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	10,900	11,043
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	30,115	31,332
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	7,820	8,088
XPO, Inc. 6.25% 6/1/2028 (a)	3,516	3,575
XPO, Inc. 7.125% 6/1/2031 (a)	10,832	11,366
XPO, Inc. 7.125% 2/1/2032 (a)	8,665	9,088
		1,612,293
Consumer staples 3.34%
Albertsons Cos., Inc. 4.625% 1/15/2027 (a)	7,215	7,176
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	41,457	39,321
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	8,665	8,527
American High-Income Trust — Page 18 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Amer Sports Co. 6.75% 2/16/2031 (a)	USD1,130	$1,177
B&G Foods, Inc. 5.25% 9/15/2027	38,206	34,828
B&G Foods, Inc. 8.00% 9/15/2028 (a)	33,635	32,425
Central Garden & Pet Co. 4.125% 10/15/2030	21,206	20,042
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	36,315	33,754
Coty, Inc. 5.00% 4/15/2026 (a)	4,064	4,077
Coty, Inc. 4.75% 1/15/2029 (a)	32,780	32,064
Coty, Inc. 6.625% 7/15/2030 (a)	11,695	11,973
Darling Ingredients, Inc. 5.25% 4/15/2027 (a)	6,431	6,424
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	22,930	23,253
Energizer Holdings, Inc. 4.375% 3/31/2029 (a)	4,880	4,620
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	17,530	18,622
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	18,715	19,794
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)	11,937	11,985
H.J. Heinz Co. 3.00% 6/1/2026	6,360	6,278
H.J. Heinz Co. 3.875% 5/15/2027	5,545	5,504
H.J. Heinz Co. 4.375% 6/1/2046	5	4
H.J. Heinz Co. 4.875% 10/1/2049	9,975	8,572
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	5,070	4,738
KeHE Distributors, LLC 9.00% 2/15/2029 (a)	10,550	10,939
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	1,820	1,810
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	37,760	36,048
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	16,115	15,153
Mars, Inc. 4.60% 3/1/2028 (a)	3,610	3,640
Mars, Inc. 5.20% 3/1/2035 (a)	223	226
Mars, Inc. 5.70% 5/1/2055 (a)	187	187
Opal Bidco SAS 6.50% 3/31/2032 (a)	16,405	16,754
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	16,205	16,185
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,785	7,514
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	17,620	18,046
Post Holdings, Inc. 5.50% 12/15/2029 (a)	19,249	19,178
Post Holdings, Inc. 4.625% 4/15/2030 (a)	49,715	47,839
Post Holdings, Inc. 4.50% 9/15/2031 (a)	23,500	21,834
Post Holdings, Inc. 6.25% 2/15/2032 (a)	52,863	54,393
Post Holdings, Inc. 6.375% 3/1/2033 (a)	10,000	10,116
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	11,533	11,450
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	14,440	13,316
TreeHouse Foods, Inc. 4.00% 9/1/2028	44,940	41,026
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	13,580	13,416
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)	65,819	66,641
US Foods, Inc. 4.625% 6/1/2030 (a)	8,325	8,114
US Foods, Inc. 5.75% 4/15/2033 (a)	11,450	11,467
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	42,783	41,887
		822,337
Utilities 2.02%
AmeriGas Partners, LP 5.75% 5/20/2027	5,878	5,839
Calpine Corp. 4.50% 2/15/2028 (a)	4,000	3,970
Calpine Corp. 5.125% 3/15/2028 (a)	8,282	8,278
Calpine Corp. 3.75% 3/1/2031 (a)	9,175	8,710
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (h)	11,425	11,481
Edison International 6.95% 11/15/2029	2,520	2,621
Edison International 6.25% 3/15/2030	350	356
American High-Income Trust — Page 19 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (h)	USD1,090	$1,035
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026) (h)(l)	18,225	18,385
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (h)	8,450	8,601
FirstEnergy Corp. 2.25% 9/1/2030	19,000	16,882
FirstEnergy Corp. 4.85% 7/15/2047	4,000	3,404
FirstEnergy Corp. 3.40% 3/1/2050	5,134	3,484
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (a)	5,075	4,842
FirstEnergy Transmission, LLC 4.55% 4/1/2049 (a)	2,000	1,698
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	17,170	17,725
Lightning Power, LLC 7.25% 8/15/2032 (a)	15,450	16,270
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	71,195	74,011
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.796% 2/19/2032 (b)(c)	15,985	15,825
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (b)(c)	6,069	6,089
NRG Energy, Inc. 3.625% 2/15/2031 (a)	2,000	1,842
Pacific Gas and Electric Co. 3.45% 7/1/2025	6,096	6,096
Pacific Gas and Electric Co. 5.45% 6/15/2027	5,670	5,738
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	4,072
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	3,967
Pacific Gas and Electric Co. 4.95% 7/1/2050	4,700	3,793
Pacific Gas and Electric Co. 3.50% 8/1/2050	44,090	28,307
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030) (h)	1,800	1,876
PG&E Corp. 5.00% 7/1/2028	33,775	32,920
PG&E Corp. 5.25% 7/1/2030	64,030	61,038
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (h)	26,965	25,604
Saavi Energia SARL 8.875% 2/10/2035 (a)	11,702	12,226
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	45,301	48,578
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)	5,865	5,887
Trinidad Generation Unlimited 7.75% 6/16/2033 (a)	10,775	11,170
Vistra Operations Co., LLC 5.00% 7/31/2027 (a)	1,770	1,769
XPLR Infrastructure Operating Partners, LP 3.875% 10/15/2026 (a)	2,373	2,320
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	9,650	10,315
		497,024
Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	13,406	12,980
Total corporate bonds, notes & loans		21,087,105
U.S. Treasury bonds & notes 0.18% U.S. Treasury 0.13%
U.S. Treasury 3.625% 5/15/2053	5,000	4,077
U.S. Treasury 4.125% 8/15/2053 (m)	31,500	28,153
		32,230
U.S. Treasury inflation-protected securities 0.05%
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (n)	10,305	10,475
Total U.S. Treasury bonds & notes		42,705
American High-Income Trust — Page 20 of 29

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 0.05% Collateralized mortgage-backed obligations 0.05%	Principal amount (000)	Value (000)
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	USD12,999	$12,999
Municipals 0.04% Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	7,871	4,851
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	8,699	5,502
		10,353
Total municipals		10,353
Total bonds, notes & other debt instruments (cost: $21,412,298,000)		21,153,162
Convertible bonds & notes 0.08% Communication services 0.08%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (d)	17,448	20,588
Total convertible bonds & notes (cost: $18,566,000)		20,588
Common stocks 3.71% Information technology 1.31%	Shares
Diebold Nixdorf, Inc. (g)(i)	5,800,284	321,342
Health care 0.79%
Rotech Healthcare, Inc. (f)(g)(i)(k)	1,916,276	144,276
Endo, Inc. (i)	2,000,808	41,991
Endo GUC Trust, Class A1 (a)(i)	3,784,392	2,106
Endo, Inc., 1L 7.50% Escrow (f)(i)	110,659,000	— (j)
Endo, Inc., 1L 6.875% Escrow (f)(i)	10,374,000	— (j)
Endo, Inc., 1L 6.125% Escrow (f)(i)	12,320,000	— (j)
Mallinckrodt PLC (i)	62,717	5,331
		193,704
Energy 0.64%
Constellation Oil Services Holding SA (NDR) (g)(i)	166,478,112	74,325
Ascent Resources, LLC, Class A (f)(k)	905,325	44,750
Weatherford International	206,113	10,370
New Fortress Energy, Inc., Class A (i)	2,594,469	8,614
Mesquite Energy, Inc. (f)(i)	109,992	6,235
Expand Energy Corp.	49,800	5,824
Altera Infrastructure, LP (f)	123,978	3,828
Civitas Resources, Inc.	57,659	1,587
McDermott International, Ltd. (i)	107,613	1,184
McDermott International, Ltd. (i)(k)	13,965	153
Exxon Mobil Corp.	130	14
Bighorn Permian Resources, LLC (f)	42,744	— (j)
		156,884
Utilities 0.52%
Talen Energy Corp. (i)	439,665	127,842
American High-Income Trust — Page 21 of 29

unaudited
Common stocks (continued) Consumer discretionary 0.35%	Shares	Value (000)
Aimbridge Topco, LLC (f)(g)(i)	1,145,929	$86,265
MYT Holding Co., Class B (g)(i)	3,193,103	1,078
Party City Holdco, Inc. (f)(g)(i)	2,530,772	— (j)
Party City Holdco, Inc. (a)(f)(g)(i)	25,266	— (j)
NMG Parent, LLC (f)(i)	160,737	— (j)
		87,343
Communication services 0.10%
Intelsat SA	319,194	13,853
Frontier Communications Parent, Inc. (i)	250,000	9,100
Clear Channel Outdoor Holdings, Inc. (i)	890,868	1,042
DSG TopCo, Inc. (i)	38,232	580
iHeartMedia, Inc., Class A (i)	310,596	547
Cumulus Media, Inc., Class A (i)	561,836	68
		25,190
Materials 0.00%
Venator Materials PLC (f)(g)(i)	68,896	— (j)
Total common stocks (cost: $847,639,000)		912,305
Preferred securities 0.31% Financials 0.15%
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (d)(f)(k)	36,740	37,857
Consumer discretionary 0.08%
MYT Holdings, LLC, Series A, 10.00% preferred shares (g)(i)	15,503,905	20,349
Industrials 0.08%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(i)	13,566	19,488
Total preferred securities (cost: $64,096,000)		77,694
Rights & warrants 0.00% Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026 (i)	572	59
McDermott International, Inc., warrants, expire 7/1/2027 (f)(i)	845,563	— (j)
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (f)(g)(i)	19	— (j)
		59
Total rights & warrants (cost: $1,094,000)		59
Short-term securities 9.14% Money market investments 9.14%
Capital Group Central Cash Fund 4.35% (g)(o)	22,485,722	2,248,572
Total short-term securities (cost: $2,248,830,000)		2,248,572
Total investment securities 99.20% (cost: $24,592,523,000)		24,412,380
Other assets less liabilities 0.80%		196,214
Net assets 100.00%		$24,608,594
American High-Income Trust — Page 22 of 29

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	446	10/3/2025	USD92,779	$365
5 Year U.S. Treasury Note Futures	Long	3,784	10/3/2025	412,456	4,602
30 Year Ultra U.S. Treasury Bond Futures	Long	19	9/30/2025	2,263	88
					$5,055
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD351,450	$(26,379)	$(21,290)	$(5,089)
Investments in affiliates (g)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 0.95%
Energy 0.20%
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	$—	$49,202	$—	$—	$883	$50,085	$2,960
Consumer discretionary 0.13%
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(d)(e)(f)	47,228	1,416	—	—	(43,613)	5,031	731
Party City Holdings, Inc. 0% 10/12/2028 (f)(i)	— (j)	—	—	—	—	— (j)	—
Party City Holdings, Inc. 0% 10/12/2028 (f)(i)	— (j)	—	—	—	—	— (j)	—
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(f)	—	12,227	—	—	1,340	13,567	438
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(d)(f)	—	17,032	—	—	(4,615)	12,417	187
						31,015
Information technology 0.62%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	—	144,906	—	—	9,004	153,910	5,953
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028 (a)(c)(p)	204,979	571	206,138	5,726	(5,138)	—	5,475
						153,910
Total bonds, notes & other debt instruments						235,010
Common stocks 2.55%
Information technology 1.31%
Diebold Nixdorf, Inc. (i)	259,041	—	—	—	62,301	321,342	—
American High-Income Trust — Page 23 of 29

unaudited
Investments in affiliates (g) (continued)

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Health care 0.59%
Rotech Healthcare, Inc. (f)(i)(k)	$177,581	$—	$—	$—	$(33,305)	$144,276	$—
Energy 0.30%
Constellation Oil Services Holding SA (NDR) (i)	—	43,658	—	—	30,667	74,325	—
Consumer discretionary 0.35%
Aimbridge Topco, LLC (f)(i)(q)	—	102,518	—	—	(16,253)	86,265	—
MYT Holding Co., Class B (i)	933	—	1,282	(2,779)	4,206	1,078	—
Party City Holdco, Inc. (a)(f)(i)	424	—	—	—	(424)	— (j)	—
Party City Holdco, Inc. (f)(i)	42,466	—	—	—	(42,466)	— (j)	—
						87,343
Materials 0.00%
Venator Materials PLC (f)(i)	35,494	—	—	—	(35,494)	— (j)	—
Total common stocks						627,286
Preferred securities 0.08%
Consumer discretionary 0.08%
MYT Holdings, LLC, Series A, 10.00% preferred shares (i)	12,676	—	5,694	1,774	11,593	20,349	—
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (f)(i)	— (j)	—	—	—	—	— (j)	—
Short-term securities 9.14%
Money market investments 9.14%
Capital Group Central Cash Fund 4.35% (o)	1,583,278	4,172,867	3,507,264	23	(332)	2,248,572	65,593
Total 12.72%				$4,744	$(61,646)	$3,131,217	$81,337
Restricted securities (k)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (f)(g)(i)	9/26/2013	$41,128	$144,276	0.59%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(h)	6/23/2023-3/24/2025	60,050	62,097	0.25
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(h)	10/22/2024-3/24/2025	16,575	17,290	0.07
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023	72,892	74,605	0.30
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/13/2023-6/13/2025	1,544	1,555	0.01
Ascent Resources, LLC, Class A (f)	4/25/2016-11/15/2016	4,340	44,750	0.18
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (d)(f)	9/27/2024	36,189	37,857	0.15
McDermott International, Ltd. (i)	4/4/2018-12/31/2020	7,967	153	0.00 (r)
Total		$240,685	$382,583	1.55%

American High-Income Trust — Page 24 of 29

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,413,494,000, which represented 62.63% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $916,345,000, which represented 3.72% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Step bond; coupon rate may change at a later date.
(i)	Security did not produce income during the last 12 months.
(j)	Amount less than one thousand.
(k)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $382,583,000, which represented 1.55% of the net assets of the fund.

(l)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $22,224,000, which represented 0.09% of the net assets of the fund.
(n)	Index-linked bond whose principal amount moves with a government price index.
(o)	Rate represents the seven-day yield at 6/30/2025.
(p)	Affiliated issuer during the reporting period but no longer held at 6/30/2025.
(q)	This security changed its name during the reporting period.
(r)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 25 of 29

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $721,060,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $362,435,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American High-Income Trust — Page 26 of 29

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$21,014,375	$72,730	$21,087,105
U.S. Treasury bonds & notes	—	42,705	—	42,705
Mortgage-backed obligations	—	—	12,999	12,999
Municipals	—	10,353	—	10,353
Convertible bonds & notes	—	20,588	—	20,588
Common stocks	604,003	22,948	285,354	912,305
Preferred securities	—	20,349	57,345	77,694
Rights & warrants	59	—	— [1]	59
Short-term securities	2,248,572	—	—	2,248,572
Total	$2,852,634	$21,131,318	$428,428	$24,412,380

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,055	$—	$—	$5,055
Liabilities:
Unrealized depreciation on centrally cleared credit default swaps	—	(5,089)	—	(5,089)
Total	$5,055	$(5,089)	$—	$(34)
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2025 (dollars in thousands):
	Beginning value at 10/1/2024	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3[3]	Ending value at 6/30/2025
Investment securities	$491,078	$86,255	$1,948	$(23,318)	$(64,243)	$16,489	$(79,781)	$428,428
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at June 30, 2025								$(38,818)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American High-Income Trust — Page 27 of 29

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$85,729	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$285,354	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
		Market compa- rables	EV/EBITDA multiple	5.9x - 10.0x	8.6x	Increase
			EV/EBITDA-Capital expenditures multiple	9.9x	9.9x	Increase
			Premium to EV/EBITDA-Capital expenditures multiple	5%	5%	Increase
			Price to book value multiple	0.7x	0.7x	Increase
			Premium to price to book value multiple	40%	40%	Increase
			DLOM	9% - 15%	9%	Decrease
Preferred securities	$57,345	Market compa- rables	EV/EBITDA multiple	4.4x	4.4x	Increase
			DLOM	15%	15%	Decrease
		Yield Analysis	Yield	10%	10%	Decrease
Rights & warrants	$— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$428,428
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CMS = Constant Maturity Swap
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EUR = Euros
EV = Enterprise value

GO = General Obligation
LIBOR = London Interbank Offered Rate
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
American High-Income Trust — Page 28 of 29

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-021-0825
American High-Income Trust — Page 29 of 29